Summary of significant accounting policies - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Algeria | Algerian Dinar (DZD)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	133.22	137.24	124.87
Year-end Rate	133.06	135.02	137.13
Cameroon | CFA Franc BEAC (XAF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	655.96	655.96	655.96
Year-end Rate	655.96	655.96	655.96
Ivory Coast | CFA Franc BCEAO (XOF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	655.96	655.96	655.96
Year-end Rate	655.96	655.96	655.96
Egypt | Egyptian Pound (EGP)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	18.80	21.00	20.12
Year-end Rate	17.96	20.46	21.26
Ghana | Cedi (Ghana) (GHS)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	5.98	5.51	4.95
Year-end Rate	6.38	5.55	5.42
Kenya | Kenyan Shilling (KES)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	113.01	118.63	114.99
Year-end Rate	112.54	115.77	122.47
Morocco | Moroccan Dirham (MAD)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	10.69	11.04	10.81
Year-end Rate	10.61	10.89	11.18
Nigeria | Naira (NGN)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	402.40	424.60	375.90
Year-end Rate	404.90	415.46	426.92
Rwanda | Rwanda Franc (RWF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	1,005.63	1,006.49	930.62
Year-end Rate	1,042.62	995.64	1,001.13
Senegal | CFA Franc BCEAO (XOF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	655.96	655.96	655.96
Year-end Rate	655.96	655.96	655.96
South Africa | Rand (ZAR)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	16.15	15.60	15.02
Year-end Rate	15.75	16.46	14.80
Tunisia | Tunisian Dinar (TND)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	3.22	3.09	2.71
Year-end Rate	3.12	3.35	2.94
United Republic Of Tanzania | Tanzanian Shilling (TZS)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	2,573.85	2,678.57	2,491.24
Year-end Rate	2,558.61	2,625.28	2,676.82
Uganda | Uganda Shilling (UGX)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	4,115.60	4,373.73	4,036.54
Year-end Rate	4,078.89	4,226.75	4,329.02
United Arab Emirates | UAE Dirham (AED)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	4.11	4.34	4.15
Year-end Rate	4.12	4.20	4.40
UNITED STATES | United States of America, Dollars
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	1.12	1.18	1.13
Year-end Rate	1.12	1.14	1.20